RELATED PARTY TRANSACTIONS - Founder Shares (Details)	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Jun. 30, 2022 D $ / shares	Dec. 31, 2021 D $ / shares
Related Party Transaction [Line Items]
Aggregate price of shares | $		$ 25,000
Class B Common Stock | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture	0
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days	150 days
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination				1 year
Founder shares | Class B Common Stock | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture	0
Founder shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued	2,875,000
Aggregate price of shares | $	$ 25,000
Shares subject to forfeiture	375,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination			1 year